SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes and segment reporting (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Taxable income was generated outside the PRC	$ 0	$ 0	$ 0
Valuation allowance	$ 7,471,298	276,739	0
VAT percentage of revenue from services	6.00%
Value added tax	$ 3,818,291	$ 4,855,988	$ 7,399,115
Number of operating segments | segment	1
Number of reportable segments | segment	1